Quarterly Holdings Report
for
Fidelity® Intermediate Treasury Bond Index Fund
May 31, 2022
ITB-NPRT1-0722
1.832120.116
U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
5.25% 11/15/28	6,121,000	6,970,528
5.25% 2/15/29	6,444,000	7,371,584
5.375% 2/15/31	1,650,000	1,967,561
5.5% 8/15/28	9,441,000	10,832,072
6.125% 8/15/29	5,500,000	6,668,750
6.25% 5/15/30	3,004,000	3,728,128
6.375% 8/15/27	3,000	3,506
6.625% 2/15/27	315,000	366,852
U.S. Treasury Notes:
0.375% 7/31/27	69,267,000	61,114,599
0.375% 9/30/27	71,278,000	62,571,503
0.5% 4/30/27	17,998,000	16,081,494
0.5% 5/31/27	38,996,000	34,753,662
0.5% 6/30/27	44,476,000	39,555,843
0.5% 8/31/27	71,383,000	63,232,511
0.5% 10/31/27	77,638,000	68,442,749
0.625% 3/31/27	5,676,000	5,112,613
0.625% 11/30/27	163,515,000	144,889,620
0.625% 12/31/27	120,002,000	106,098,643
0.625% 5/15/30	104,505,000	88,090,367
0.625% 8/15/30	158,972,000	133,182,519
0.75% 1/31/28	67,143,000	59,686,455
0.875% 11/15/30	151,291,000	129,052,405
1% 7/31/28	81,543,000	72,837,648
1.125% 2/28/27	4,582,000	4,236,202
1.125% 2/29/28	59,502,000	53,993,417
1.125% 8/31/28	131,911,000	118,611,692
1.125% 2/15/31	190,188,000	165,084,669
1.25% 3/31/28	108,727,000	99,196,399
1.25% 4/30/28	117,995,000	107,509,116
1.25% 5/31/28	76,584,000	69,697,423
1.25% 6/30/28	134,373,000	122,090,468
1.25% 9/30/28	88,850,000	80,423,133
1.25% 8/15/31	192,208,000	167,303,550
1.375% 10/31/28	50,900,000	46,372,684
1.375% 12/31/28	100,950,000	91,915,763
1.375% 11/15/31	213,085,000	186,915,497
1.5% 11/30/28	73,500,000	67,439,121
1.5% 2/15/30	146,437,000	132,931,619
1.625% 8/15/29	163,926,000	150,965,601
1.625% 5/15/31	178,416,000	161,145,888
1.75% 1/31/29	103,820,000	96,743,207
1.75% 11/15/29	112,786,000	104,648,666
1.875% 2/28/29	49,732,000	46,720,883
1.875% 2/15/32	186,622,000	171,152,790
2.25% 2/15/27	37,000	36,024
2.25% 8/15/27	3,419,000	3,317,231
2.25% 11/15/27	32,237,000	31,232,112
2.375% 5/15/27	37,919,000	37,088,041
2.375% 3/31/29	84,725,000	82,037,629
2.375% 5/15/29	93,998,000	91,023,845
2.625% 2/15/29	103,403,000	101,734,819
2.75% 2/15/28	114,880,000	114,135,074
2.75% 5/31/29	9,000,000	8,918,438
2.875% 5/15/28	99,320,000	99,242,406
2.875% 8/15/28	162,829,000	162,555,498
2.875% 4/30/29	17,786,000	17,777,663
2.875% 5/15/32	36,700,000	36,745,875
3.125% 11/15/28	116,940,000	118,442,861

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,634,237,020)		4,271,996,916

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (b) (Cost $19,311,934)	19,308,072	19,311,934

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,653,548,954)	4,291,308,850
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,886,343)
NET ASSETS - 100.0%	4,287,422,507

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	15,440,149	116,886,927	113,015,142	10,142	-	-	19,311,934	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	65,865,998	384,896,660	450,762,658	30,735	-	-	-	0.0%
Total	81,306,147	501,783,587	563,777,800	40,877	-	-	19,311,934

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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